CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE E- CASH EQUIVALENTS

Cash equivalents of $1,213,799 and $702,647 as of March 31, 2020 and 2019, respectively, include money market accounts with interest rates ranging from 0.35% to 1.20% per annum.